Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents
Schedule of Cash and Cash Equivalents
	Index	Average rate per year		Dec. 31, 2025	Dec. 31, 2024
		Dec. 31, 2025	Dec. 31, 2024
Bank accounts				272	269
Cash equivalents
Bank certificates of deposit (CDBs) (1)	CDI	70% to 111%	80% to 111%	1,592	1,470
Overnight (2)	Pre-fixed	14.60% to 14.90%	11.91% to 12.15%	38	159
				1,630	1,629
Total				1,902	1,898

(1)

For these CDBs, the Company and its subsidiaries have repurchase transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.

(2)

They consist of short-term investments, available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate. Their purpose is to settle the short-term obligations of the Company and its subsidiaries, or to be used in the acquisition of other assets with better return to replenish the portfolio.